UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-22046

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

	Shares	Value ($)

Common Stocks 74.3%
Australia 13.9%
Abacus Property Group	939,358	179,943
Abacus Property Group*	1,016,934	194,459
Aspen Group	853,840	243,784
CFS Retail Property Trust	655,224	743,284
Charter Hall Group	543,839	106,084
Commonwealth Property Office Fund	316,638	200,009
Compass Hotel Group Ltd.	2,010,839	111,160
Dexus Property Group	2,357,980	1,233,753
GEO Property Group	915,554	54,273
Goodman Group	1,402,681	319,119
GPT Group	559,949	170,226

ING Office Fund	2,048,074	608,630
Macquarie CountryWide Trust	679,799	114,103
Macquarie Leisure Trust Group	352,799	277,507
Macquarie Office Trust	4,433,556	530,470
Mirvac Group	374,786	222,522
Stockland	560,820	1,213,235
Westfield Group	480,801	3,354,817

(Cost $16,665,659)		9,877,378
Belgium 0.9%
Befimmo SCA	4,000	318,780
Cofinimmo	3,000	319,939

(Cost $992,326)		638,719
Canada 1.8%
Allied Properties Real Estate Investment Trust	60,300	614,574
Extendicare Real Estate Investment Trust	185,450	629,542

(Cost $1,541,053)		1,244,116
France 7.1%
Fonciere des Murs	2,641	34,741
Fonciere des Regions	8,000	375,281
Klepierre	29,750	523,760
Societe de la Tour Eiffel	4,223	97,572
Unibail-Rodamco	28,000	3,983,893

(Cost $7,089,295)		5,015,247
Hong Kong 10.9%
China Overseas Land & Investment Ltd.	584,000	916,873
Hongkong Land Holdings Ltd.	298,000	680,180
Kerry Properties Ltd.	163,000	393,442
Sun Hung Kai Properties Ltd.	100,000	897,710
The Link REIT	2,447,500	4,839,460

(Cost $9,113,307)		7,727,665
Japan 12.6%
AEON Mall Co., Ltd.	31,400	401,635
Japan Prime Realty Investment Corp.	80	149,706
Japan Real Estate Investment Corp.	153	1,181,456
Japan Retail Fund Investment Corp.	161	619,360
Mitsubishi Estate Co., Ltd.	229,400	2,618,606
Mitsui Fudosan Co., Ltd.	90,000	987,195
Nippon Building Fund, Inc.	173	1,496,680
Nomura Real Estate Office Fund, Inc.	162	906,992
TOKYU REIT, Inc.	108	580,306

(Cost $14,140,677)		8,941,936
Netherlands 2.1%
Corio NV	25,000	1,032,497
Wereldhave NV*	7,000	490,693

(Cost $1,649,841)		1,523,190
Singapore 6.6%
Ascendas India Trust	778,000	268,725
Ascendas Real Estate Investment Trust	1,328,000	1,066,780
CapitaLand Ltd.	676,500	1,039,859
CapitaMall Trust	1,812,610	1,576,079
Frasers Centrepoint Trust	1,100,000	455,847
Macquarie Prime REIT	430,000	128,690
Suntec Real Estate Investment Trust	404,000	167,429

(Cost $8,407,087)		4,703,409

Sweden 0.5%
Castellum AB (Cost $394,582)	60,000	337,356
United Kingdom 9.0%
Big Yellow Group PLC	25,000	68,310
British Land Co. PLC	155,833	804,894
Capital & Regional PLC	375,000	91,476
Conygar Investment Co. PLC*	140,000	182,800
Derwent London PLC	50,000	476,400
Equest Balkan Properties PLC*	412,500	82,863
Great Portland Estates PLC	30,000	104,818
Hammerson PLC	307,200	1,128,787
Hansteen Holdings PLC	500,000	412,519
Helical Bar PLC	100,000	411,943
Land Securities Group PLC	269,500	1,687,214
London & Stamford Property Ltd.	200,000	321,410
NR Nordic & Russia Properties Ltd.	2,500,000	299,855
Segro PLC	142,915	47,078
Unite Group PLC	300,000	293,861

(Cost $15,791,512)		6,414,228
United States 8.9%
AvalonBay Communities, Inc. (REIT)	7,050	331,773
BioMed Realty Trust, Inc. (REIT)	49,500	335,115
BRE Properties, Inc. (REIT)	14,400	282,672
Camden Property Trust (REIT)	18,700	403,546
CBL & Associates Properties, Inc. (REIT)	26,500	62,540
Cogdell Spencer, Inc. (REIT)	69,000	351,900
Colonial Properties Trust (REIT)	150	572
DCT Industrial Trust, Inc. (REIT)	61,400	194,638
Duke Realty Corp. (REIT)	60,250	331,375
Extra Space Storage, Inc. (REIT)	49,200	271,092
Hospitality Properties Trust (REIT)	29,600	355,200
HRPT Properties Trust (REIT)	180,850	576,911
Liberty Property Trust (REIT)	29,050	550,207
Mack-Cali Realty Corp. (REIT)	17,700	350,637
Medical Properties Trust, Inc. (REIT)	78,700	287,255
ProLogis (REIT)	34,550	224,575
Regency Centers Corp. (REIT)	18,650	495,530
Senior Housing Properties Trust (REIT)	27,925	391,509
Simon Property Group, Inc. (REIT)	7,617	263,853
Weingarten Realty Investors (REIT)	29,200	277,984

(Cost $12,340,070)		6,338,884

Total Common Stocks (Cost $88,125,409)		52,762,128
Closed-End Investment Companies 1.7%
Luxembourg 0.4%
ProLogis European Properties (Cost $1,079,066)	160,000	289,149
Netherlands 0.6%
Nieuwe Steen Investments NV (Cost $681,800)	25,669	409,281
United Kingdom 0.7%
Kenmore European Industrial Fund Ltd. (Cost $1,137,740)	2,000,000	509,857

Total Closed-End Investment Companies (Cost $2,898,606)		1,208,287

Preferred Stocks 10.8%
United States
	Apartment Investment & Management Co., 8.0%, Series V (REIT)	6,250	67,688
	BioMed Realty Trust, Inc., 7.375%, Series A (REIT)	147,500	1,582,675
	Corporate Office Properties Trust, 7.625%, Series J (REIT)	41,500	747,415
	Digital Realty Trust, Inc., 7.875%, Series B (REIT)	17,350	279,075
	Kilroy Realty Corp., 7.5%, Series F (REIT)	16,600	212,480
	LaSalle Hotel Properties, 7.25%, Series G (REIT)	36,300	344,850
	PS Business Parks, Inc., 6.7%, Series P (REIT)	19,950	284,487
	Public Storage, 6.625%, Series M (REIT)	40,900	719,431
	Public Storage, 7.25%, Series K (REIT)	40,950	787,468
	Regency Centers Corp., 7.25%, Series D (REIT)	28,950	456,541
	SL Green Realty Corp., 7.625%, Series C (REIT)	29,650	292,053
	Tanger Factory Outlet Centers, Inc., 7.5%, Series C (REIT)	60,400	975,460
	Taubman Centers, Inc., 7.625%, Series H (REIT)	12,000	183,120
	Taubman Centers, Inc., 8.0%, Series G (REIT)	17,800	270,738
	Vornado Realty Trust, 6.625%, Series I (REIT)	15,400	233,310
	Vornado Realty Trust, 6.75%, Series H (REIT)	16,750	239,525

Total Preferred Stocks (Cost $13,640,506)			7,676,316
Rights 0.3%
United Kingdom
	Segro PLC, Expiration Date 4/6/2009* (Cost $349,085)	2,872,000	197,803
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 2.2%
Italy 1.5%
Immobiliare Grande Distribuzione, 2.5%, 6/28/2012 (Cost $1,139,120)	EUR	1,000,000	1,057,898
United Kingdom 0.7%
Liberty International PLC, Series LII, 3.95%, 9/30/2010 (Cost $569,213)	GBP	500,000	513,856

Total Corporate Bonds (Cost $1,708,333)			1,571,754
Government & Agency Obligations 3.2%
US Treasury Obligations
US Treasury Bills:
0.13% **, 6/11/2009 (b)		1,382,000	1,381,504
0.29% **, 6/18/2009 (b)		901,000	900,687

Total Government & Agency Obligations (Cost $2,282,079)			2,282,191
		Shares	Value ($)

Cash Equivalents 1.4%
Cash Management QP Trust, 0.53% (c) (Cost $1,002,473)		1,002,473	1,002,473
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $110,006,491) †		93.9	66,700,952
Other Assets and Liabilities, Net		6.1	4,352,690

Net Assets		100.0	71,053,642
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $116,984,275. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $50,283,323. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $510,761 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,794,084.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	At March 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

At March 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	6/15/2009	10	790,934	784,578	(6,356)
10 Year US Treasury Note	6/19/2009	8	969,648	992,625	22,977
2 Year US Treasury Note	6/30/2009	35	7,586,895	7,626,172	39,277
AEX Index	4/17/2009	7	385,799	401,582	15,783
ASX SPI 200 Index	6/18/2009	8	471,499	495,924	24,425
DAX Index	6/19/2009	1	132,614	136,248	3,634
DJ Euro Stoxx 50 Index	6/19/2009	4	104,601	105,916	1,315
Federal Republic of Germany Euro-Schatz	6/8/2009	66	9,507,205	9,496,128	(11,077)
FTSE 100 Index	6/19/2009	36	1,949,605	2,006,781	57,176
Hang Seng Index	4/29/2009	6	532,960	524,708	(8,252)
NASDAQ E-Mini 100 Index	6/19/2009	18	420,540	445,500	24,960
S&P E-Mini 500 Index	6/19/2009	21	792,274	834,540	42,266
United Kingdom Long Gilt Bond	6/26/2009	36	6,224,840	6,364,363	139,523
Total net unrealized appreciation					345,651

At March 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	6/19/2009	18	1,783,232	1,808,852	(25,619)
10 Year Japanese Government Bond	6/11/2009	6	8,408,872	8,373,996	34,876
CAC 40 Index	4/17/2009	14	509,567	522,206	(12,639)

Federal Republic of Germany Euro-Bund	6/8/2009	14	2,293,496	2,314,448	(20,952)
IBEX 35 Index	4/17/2009	7	704,728	724,811	(20,083)
Russell E-Mini 2000 Index	6/19/2009	41	1,605,259	1,727,330	(122,071)
S&P TSE 60 Index	6/18/2009	2	161,806	166,878	(5,072)
TOPIX Index	6/12/2009	20	1,406,274	1,569,935	(163,661)
Total net unrealized depreciation					(335,221)

As of March 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

USD	395,963	CAD	510,000	4/15/2009	8,552
USD	1,062,147	SEK	9,318,000	4/15/2009	71,386
USD	1,348,695	AUD	2,091,000	4/15/2009	103,544
USD	585,936	NZD	1,143,000	4/15/2009	65,425
Total unrealized appreciation					248,907

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

USD	2,037,629	JPY	198,026,000	4/15/2009	(36,637)
GBP	531,000	USD	730,683	4/15/2009	(31,252)
EUR	2,151,000	USD	2,756,162	4/15/2009	(101,549)
NOK	1,393,000	USD	200,308	4/15/2009	(6,828)
Total unrealized depreciation					(176,266)

Currency Abbreviations
AUD	Australian Dollar		NOK	Norwegian Krone
CAD	Canadian Dollar		NZD	New Zealand Dollar
EUR	Euro		SEK	Swedish Krona
GBP	British Pound		USD	United States Dollar
JPY	Japanese Yen

At March 31, 2009, the DWS RREEF World Real Estate & Tactical Strategies Fund, Inc. had the following sector diversification:
Sector	Market Value ($)	As a % of Common and Preferred Stocks, Corporate Bonds, and Rights
Diversified	27,768,679	44.6%
Shopping Centers	14,530,266	23.4%
Office	12,411,158	19.9%
Storage	1,846,301	3.0%
Health Care	1,660,206	2.7%
Industrial	1,381,939	2.2%
Apartments	1,017,991	1.6%
Hotels	811,210	1.3%
Regional Malls	780,251	1.3%
Total	62,208,001	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 16,716,054	$ 10,430
Level 2	49,984,898	72,641
Level 3	-	-
Total	$ 66,700,952	$ 83,071

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency exchange contracts.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ 172,649	$ -
Foreign Exchange Contracts	$ -	$ 72,641
Credit Contracts	$ -	$ -
Equity Contracts	$ (162,219)	$ -
Commodity Contracts	$ -	$ -
Other Contracts	$ -	$ -

Futures. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund may enter into futures contracts on equity and fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to gain exposure to changes in interest rates, and take advantage of short-term inefficiencies and relative mispricings within the global equity, bond and currency markets. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Forward Foreign Currency Exchange Contracts. Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. To reduce the effect of currency fluctuations, the Fund may enter into forward foreign currency exchange contracts. The Fund may also invest in forward currency contracts as part of its global tactical asset allocation overlay strategy. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contract, to the extent that this amount is beneficial to the fund.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF World Real Estate & Tactical Strategies Fund, Inc., a series of DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF World Real Estate & Tactical Strategies Fund, Inc., a series of DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009